Summary of impact on pension benefit obligation (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase	$ (822)
Increase	694
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase	410
Increase	(560)
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Increase	72
Increase	(97)
Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Increase	1,009
Increase	$ (1,178)